Business Combinations (Acquisition of MoboTap, Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 31, 2014	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 27,504		$ 26,502	$ 111,082
Goodwill impairment losses			83,470	[1]	0
Intangible assets impairment losses			4,600		400	19,900
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business			86,882		$ 0	40,324
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	$ 90,830
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Goodwill	$ 113,040
Goodwill impairment losses		$ 83,500	$ 83,500			29,600
Intangible assets impairment losses		3,400				$ 8,900
Percentage of disposed equity interests					51.00%
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business		$ 86,900
MoboTap [Member] | Dolphin Browser user base [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	2 years 4 months 24 days
MoboTap [Member] | Technology [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	5 years 4 months 24 days
MoboTap [Member] | Trademark [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	10 years 4 months 24 days

[1]	In 2017, the assets and liabilities held for sale related to MoboTap were reclassified and have been recorded as assets and liabilities held for use. The business operations and performance of MoboTap were adversely affected by enhanced restrictions the Chinese regulatory authorities imposed on card and board games in 2017. As a result, the Company's management determined that it was unlikely for MoboTap to gain users and grow its online card and board games revenues in China. Management performed an impairment test using the discounted cash flow method and recorded $83.5 million in goodwill impairment losses for goodwill associated with the acquisition of MoboTap. The goodwill impairment losses are included in the Group's statements of comprehensive income under "goodwill impairment and impairment of intangibles as part of acquisition of a business". Please refer to Note 2-"REORGANIZATION AND ACQUISITIONS" for more details.